CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss			$ 63,396,000	$ 74,890,000	$ 77,816,000
Changes in operating assets and liabilities:
Accrued expenses			2,260,000	(2,523,000)	332,000
Net cash used in operating activities			48,046,000	73,587,000	87,062,000
Cash Flows from Investing Activities:
Net cash (used in) provided by investing activities			(3,900,000)	(7,199,000)	(7,501,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities			(45,333,000)	(75,607,000)	(92,867,000)
Net Change in Cash			(1,187,000)	(9,219,000)	(13,306,000)
Cash - Beginning of period			13,422,000	26,728,000	26,728,000
Cash - End of period	$ 17,509,000	$ 13,422,000	12,236,000	17,509,000	13,422,000
ROMAN DBDR TECH ACQUISITION CORP.
Cash Flows from Operating Activities:
Net loss	(717)	(5,340,678)	(12,547,529)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(22,970)	(74,485)
Change in fair value of warrant liability			9,283,876
Transaction costs associated with Initial Public Offering		714,710
Unrealized (gain) on marketable securities held in Trust Account		(919)
Changes in operating assets and liabilities:
Prepaid expenses		(434,689)	209,300
Accrued expenses		98,112	2,371,981
Net cash used in operating activities	(717)	(525,572)	(756,857)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(236,191,200)
Net cash (used in) provided by investing activities		(236,191,200)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		226,928,800
Proceeds from promissory note - related party	13,217	95,657
Payment of offering costs	(12,500)	(445,813)
Advances from related party			170,000
Repayment of advances from related party		(95,657)	(1,600)
Net cash provided by financing activities	717	237,320,387	168,400
Net Change in Cash	0	603,615	(588,457)
Cash - Beginning of period	0	0	603,615
Cash - End of period	0	603,615	$ 15,158	$ 0	$ 603,615
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	5,000
Offering costs paid by Sponsor in exchange for issuance of founder shares	$ 25,000
Deferred underwriting fee payable		8,104,600
Payment of offering costs by the Sponsor in exchange for the issuance of Class B common stock		25,000
Forfeiture of Founder Shares		$ (54)